CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 45,702	$ 57,743
Accounts receivable - net (Note 6)	275	368
Prepaid expenses	88	112
Restricted cash (Note 5)	300	531
Other current assets (Note 7)	160	139
Total Current Assets	46,525	58,893
Marketable securities - noncurrent (Note 8)	10,000
PROPERTY, PLANT AND EQUIPMENT, NET	22
INTANGIBLE ASSETS - NET	4
OTHER ASSETS
Refundable deposits	208	199
Prepaid licensing and royalty fees (Note 3)	130	44
Other (Note 12)	134	86
TOTAL ASSETS	57,023	59,222
CURRENT LIABILITIES
Accounts payable	70	64
Accrued expenses (Note 10)	1,516	1,280
Deferred revenue (Note 11)	950	1,365
Other current liabilities (Notes 9 and 17)	387	875
Total Current Liabilities	2,923	3,584
NONCURRENT LIABILITIES
Lease liabilities (Note 9)	3	94
Total Liabilities	2,926	3,678
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Note 13)
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2019 and 2020	308,752	308,751
Accumulated deficit	(232,254)	(230,961)
Accumulated other comprehensive loss	(22,401)	(22,246)
Total GigaMedia Shareholders’ Equity	54,097	55,544
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 57,023	$ 59,222